Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Feb. 28, 2018
Stockholders Equity Deficit Tables
Schedule of computing the fair value of the warrants using the Black-Scholes pricing model

The Company utilized the following key assumptions in computing the fair value of the warrants using the Black-Scholes pricing model:

	July 20,	July 27,	February 6,	February 15,	February 16,
	2017	2017	2018	2018	2018
Weighted-average volatility	263%	263%	157%	153%	158%
Expected dividends	None	None	None	None	None
Expected term (in years)	10.00	10.00	1.00	1.00	1.00
Weighted-average risk-free interest rate	1.17%	1.16%	2.00%	1.99%	2.00%
Weighted-average fair value of warrants granted	$0.20	$0.27	$0.15	$0.14	$0.17

Summary of stock warrant activity

The following table summarizes information about the Company’s stock warrant activity during the fiscal years 2018 and 2017:

Number of Warrants
Outstanding - February 28, 2016	2,050,000
Granted	2,430,000
Canceled or expired	-
Outstanding - February 28, 2017	4,480,000

Granted	6,994,740
Canceled or expired	(2,430,000)
Outstanding - February 28, 2018	9,044,740
Exercisable at February 28, 2018	9,044,740

Summary of stock warrants outstanding

The following table summarizes information about stock warrants outstanding as of February 28, 2018:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	7,394,740	5.92	$0.10	7,394,740	$0.10
$0.15	300,000	7.10	$0.15	300,000	$0.15
$0.25	850,000	7.19	$0.25	850,000	$0.25
$0.30	500,000	7.54	$0.30	500,000	$0.30
$0.10 - $0.30	9,044,740	6.17	$0.13	9,044,740	$0.13